Investment in joint ventures and associates (Tables)	12 Months Ended
Dec. 31, 2024
Investment in Joint Ventures and Associates [Abstract]
Investment in Joint Ventures and Associates

	BBVA Argentina Ownership and Voting Power (in percentages)	Main Business Activity	December 31, 2024	December 31, 2023
Rombo Cía. Financiera S.A.	40.00%	Financial institution	10,358,064	6,701,552
BBVA Seguros Argentina S.A.	12.22%	Insurance	7,416,514	10,256,766
Interbanking S.A.	11.11%	Information services for financial markets	3,375,717	4,595,583
Play Digital S.A. (1)	11.56%	Development, offer and implementation of a digital payment solution	1,930,078	4,252,970
Openpay Argentina S.A. (2)	12.51%	Development, offer and implementation of a digital payment solution	737,620	1,122,176
TOTAL			23,817,993	26,929,047
(1)To establish the value of this investment, accounting information from Play Digital S.A. has been used as of September 30, 2024. Additionally, significant transactions carried out or events that occurred between October 1, 2024 and December 31, 2024 have been considered. In addition, on February 27, 2023 and October 18, 2023, capital contributions were made in the amount of 396,030 (2,375,465 in restated values) and 600,969 (1,852,294 in restated values), respectively. Besides, on August 23, 2024, a new capital contribution was made for 427,401 (477,730 in restated values).
(2)On April 19, 2023, the amount of 29,205 (150,081 in restated values) in shares were subscribed for and paid in cash. It is worth mentioning that on July 4, 2024, a new capital contribution was made, amounting to 250,377 (291,537 in restated values), which was also paid in in cash.

Investment in Material Joint Venture

	Rombo Compañía Financiera S.A.
	December 31, 2024	December 31, 2023
Total assets	94,219,825	75,238,938
Total liabilities	68,324,665	58,485,058
Equity	25,895,160	16,753,880
Gain/Losses	9,141,214	4,137,133